Financial and Capital Risk Management and Fair Value Measurement - Summary of changes in level 3 of fair value of hierarchy (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Summary of changes in level 3 of fair value of hierarchy [Line Items]
Beginning balance	£ 1,758
Ending balance	1,634	£ 1,758
Provision for deferred cash consideration [member]
Summary of changes in level 3 of fair value of hierarchy [Line Items]
Beginning balance	1,654
Ending balance	1,525	1,654
Provision for deferred cash consideration [member] | Level 3 of fair value hierarchy [member]
Summary of changes in level 3 of fair value of hierarchy [Line Items]
Beginning balance	1,654	2,131
Unwinding of the time value of money recognised as a finance charge	157	221
Change in estimate relating to probabilities (revision to intangible asset	(286)	(698)
Ending balance	1,525	1,654
Provision for contingent consideration [member] | Level 3 of fair value hierarchy [member]
Summary of changes in level 3 of fair value of hierarchy [Line Items]
Beginning balance	354
Settled during the year	£ (354)
Change in estimate relating to probabilities (recognized as an administrative expense)		354
Ending balance		£ 354